SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
ResearchAndDevelopmentLneItems [Line Items]
Operating lease expenses	$ 607	[1]	$ 647	[1]	$ 687
Depreciation	364		374		239
Research and development expenses, net	3,742		5,062		5,215
Research And Development Expenses [Member]
ResearchAndDevelopmentLneItems [Line Items]
Payroll and related expenses	2,413		3,095		3,308
Subcontractors	184		546		697
Materials	171		406		388
Operating lease expenses	350		252		208
Depreciation	268		300		211
Maintenance	117		135		223
Other	239		345		298
Research and development expenses gross	3,742		5,079		5,333
Less – grants from governments and others			(17)		(118)
Research and development expenses, net	$ 3,742		$ 5,062		$ 5,215

[1]	Other segment items for the Flywheel Business are primarily related to cost of revenue, payroll and other costs supporting the Company’s research and development activity, patents and certain expenses that are not easily allocatable to specific functions.